Loans - Financing arrangement with the European investment Bank (Details)	9 Months Ended
Sep. 30, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Amount drawn	€ 0
Line of credit
Disclosure of detailed information about borrowings [line items]
Amount drawn	25,000,000
Accrued interest	€ 2,543,000